CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 11,804	$ 2,862	$ 600
Cost of sales	(7,317)	(1,770)	(355)
Gross margin	4,487	1,092	245
Research and development expenses	123,416	93,136	95,267
General and administrative expenses	63,057	45,226	37,176
Other expenses	48,009	37,030	26,645
Loss from operations	(229,995)	(174,300)	(158,843)
Department of Energy cost share	72,336	73,522	71,109
Decrease (increase) in fair value of warrant liabilities	12,148	0	0
Interest income and other cost share (interest expense)	3,938	(1,715)	(653)
Loss before income taxes	(141,573)	(102,493)	(88,387)
Provision (benefit) for income taxes	0	0	0
Net loss	(141,573)	(102,493)	(88,387)
Net loss attributable to legacy NuScale LLC holders prior to Transaction	(31,155)	0	0
Net loss attributable to noncontrolling interests	(84,504)	0	0
Net loss	$ (25,914)	$ (102,493)	$ (88,387)
Loss Per Share of Class A Common Stock:
Basic (usd per share)	$ (0.51)	$ 0	$ 0
Diluted (usd per share)	$ (0.51)	$ 0.00	$ 0.00
Weighted-Average Shares of Class A Common Stock Outstanding:
Basic (shares)	50,763,844	0	0
Diluted (shares)	50,763,844	0	0